Financial Instruments - Summary quantitative data about entity's exposure to risk (Details) - Currency risk - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016
USD | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Cash deposits	£ 16,806	£ 10,631
USD | Short Term Investments
Disclosure of credit risk exposure [line items]
Cash deposits	19,718	0
USD | Trade and other payables
Disclosure of credit risk exposure [line items]
Cash deposits	276	305
EUR | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Cash deposits	301	242
EUR | Short Term Investments
Disclosure of credit risk exposure [line items]
Cash deposits	0	0
EUR | Trade and other payables
Disclosure of credit risk exposure [line items]
Cash deposits	£ 403	£ 180